SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Allowance for Credit Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at beginning of the year	$ 222,007
Charged to expense	5,626	222,007	45,857
Written-off	(222,007)		(45,857)
Balance at the end of the year	$ 5,626	$ 222,007